UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2016 – September 30, 2016

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Additional Information	19

Index Funds S&P 500 Equal Weight	Shareholder Letter

September 30, 2016 (Unaudited)

Dear Shareholders,

Since its inception in January of 2003, the S&P 500 Equal Weight Index1 has outperformed the S&P 500 Index 9 out of the past 13 calendar years. That is notable, considering that the S&P 500 Index itself beats most large cap managers, most of the time. According to the Mid-Year 2016 SPIVA report recently released by Standard & Poors, the S&P 500 Index outperformed 91% of large cap managers during the past 5 years and 85% of large cap managers over the past 10 years.

So, if it is so difficult to beat the S&P 500 Index, how has the S&P 500 Equal Weight Index been able to outperform it so consistently—nearly 70% of the time? The answer, for us, is simple. We believe that the Equal Weight version of the S&P 500 Index corrects an inherent “buy-high-sell-low” trading flaw buried within the market-cap formula that powers the S&P 500 Index. To illustrate, after purchasing the 500 stocks within the S&P 500, a portfolio manager of an index fund seeking to track the S&P 500 Index must adjust the portfolio to its underlying index as the stocks fluctuate in price. In this example, if 250 index constituents move higher and 250 index constituents move lower in price, the market-cap formula requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the methodology behind the construction of the Equal Weight Index corrects the Market-Cap “buy-high-sell-low” trading methodology and replaces it with a “buy-low-sell-high” trading methodology. When purchasing the exact same 500 stocks in the S&P 500 Index as illustrated in the example above, the portfolio manager of the Equal Weight S&P 500 Index fund is required to rebalance the portfolio periodically. In the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive effect of requiring the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem.

The U.S. equity markets ended a volatile 2015 on a rather flat note after shrugging off plunging oil prices, a stock market crash in China, an unprecedented refugee crisis in Europe and terror attacks in France. The U.S. dollar continued its historic run up, rallying strong into the close of the year, but backing off its highs during the first quarter of 2016. Each of these factors influenced the performance of the 500+ constituents within the S&P 500 Index.

2015 was a significant year for us as we launched our flagship mutual fund: The Index Funds S&P 500 Equal Weight, ticker symbol INDEX. During our first 12-months of operations, INDEX outperformed its underlying index, the S&P 500 Equal Weight Index, and underperformed its benchmark, the S&P 500 Index (see chart below). 2015 was one of the 4 out of 13 years in which the S&P 500 Index beat its Equal Weight younger brother. Underperformance of our Fund relative to the market capitalization version of the S&P 500 Index, normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500 Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time.

Looking forward we see a mutual fund industry in transition as a new rule released by the Department of Labor (DOL) sets new fiduciary standards for financial advisors serving retirement accounts such as 401k Plans and IRAs. Morningstar analysts recently released a report stating the new ruling could send $1 trillion in new assets into index mutual funds2. Two weeks after the DOL’s April 6 announcement of its new fiduciary standard for retirement plans, Charles Schwab announced they were dumping all of their load funds3. We believe this to be the tip of the iceberg and that many mutual fund companies will need to make major changes in reaction to this new ruling.

The good news is that INDEX is already a “no-load”, low cost index fund with no 12b-1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis
President
INDEX FUNDS

[1]
The S&P 500 Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically at associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

[2]	Reuters.com, 10/30/2015, “$1 trillion could move to index funds if rule on financial advice passes”
[3]	WSJ.com, 04/27/2016, “Charles Schwab to Cease Selling Load Mutual Funds”

Semi-Annual Report | September 30, 2016	1

Index Funds S&P 500 Equal Weight	Manager Commentary

September 30, 2016 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended September 30, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended September 30, 2016)

	1 Month	Quarter	1 Year	Since Inception*
Index Funds S&P 500 Equal Weight	0.04%	4.39%	15.58%	4.17%
S&P 500 Total Return Index	0.02%	3.85%	15.43%	5.07%
S&P 500 Equal Weight Net Total Return	0.04%	4.37%	15.43%	3.41%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month- end is available by calling (844) 464-6339 or by visiting www.Index.world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the April 17, 2015 Prospectus) are 13.50% and 0.30%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2017.

*	The Fund’s inception date is April 30, 2015.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

2	www.Index.world

Index Funds S&P 500 Equal Weight	Manager Commentary

September 30, 2016 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*
Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500 Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. S&P® is a registered trademark of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s® and S&P® are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. The Index Funds S&P 500 Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500 Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500 Equal Weight particularly or the ability of the S&P 500 Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500 Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500 Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of the Index Funds S&P 500 Equal Weight into consideration in determining, composing or calculating the S&P 500 Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500 Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500 Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500 Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500 Equal Weight. There is no assurance that investment products based on the S&P 500 Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500 EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2016	3

Index Funds S&P 500 Equal Weight	Disclosure of Fund Expenses

September 30, 2016 (Unaudited)

As a shareholder of the Index Funds S&P 500 Equal Weight (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2016 and held until September 30, 2016.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500 Equal Weight	Beginning Account Value 4/1/2016	Ending Account Value 09/30/16	Expense Ratio(a)	Expenses Paid During Period 4/1/2016-9/30/16(b)
Actual	$1,000.00	$1,070.40	0.30%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

4	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS: 97.67%
Basic Materials: 3.71%
Air Products & Chemicals, Inc.	53	$7,968
Albemarle Corp.	105	8,977
Alcoa, Inc.	837	8,487
CF Industries Holdings, Inc.	322	7,841
Dow Chemical Co.	151	7,826
Eastman Chemical Co.	124	8,392
EI du Pont de Nemours & Co.	117	7,836
FMC Corp.	179	8,653
Freeport-McMoRan, Inc.	783	8,503
International Flavors & Fragrances, Inc.	60	8,578
International Paper Co.	169	8,109
LyondellBasell Industries NV, Class A	106	8,550
Monsanto Co.	75	7,665
Mosaic Co.	298	7,289
Newmont Mining Corp.	205	8,055
Nucor Corp.	172	8,505
PPG Industries, Inc.	80	8,269
Praxair, Inc.	68	8,216
Sherwin-Williams Co.	29	8,023
		155,742

Communications: 6.47%
Alphabet, Inc., Class A(a)	5	4,020
Alphabet, Inc., Class C(a)	5	3,886
Amazon.com, Inc.(a)	11	9,210
AT&T, Inc.	202	8,203
CBS Corp., Class B Non-Voting	155	8,485
CenturyLink, Inc.	289	7,927
Charter Communications, Inc., Class A(a)	30	8,099
Cisco Systems, Inc.	261	8,279
Comcast Corp., Class A	123	8,160
Discovery Communications, Inc., Class A(a)	134	3,607
Discovery Communications, Inc., Class C(a)	200	5,262
eBay, Inc.(a)	252	8,291
Expedia, Inc.	72	8,404
F5 Networks, Inc.(a)	68	8,475
Facebook, Inc., Class A(a)	63	8,081
Frontier Communications Corp.	1,763	7,334
Interpublic Group of Cos., Inc.	359	8,024
Juniper Networks, Inc.	347	8,349
Level 3 Communications, Inc.(a)	166	7,699
Motorola Solutions, Inc.	105	8,009
Netflix, Inc.(a)	83	8,180
News Corp., Class A	466	6,515
News Corp., Class B	132	1,877
Omnicom Group, Inc.	96	8,160
Priceline Group, Inc.(a)	6	8,829
	Shares	Value
Communications (continued)
Scripps Networks Interactive, Inc., Class A	130	$8,254
Symantec Corp.	328	8,233
TEGNA, Inc.	381	8,329
Time Warner, Inc.	104	8,279
TripAdvisor, Inc.(a)	130	8,213
Twenty-First Century Fox, Inc., Class A	243	5,885
Twenty-First Century Fox, Inc., Class B	96	2,375
VeriSign, Inc.(a)	107	8,372
Verizon Communications, Inc.	155	8,057
Viacom, Inc., Class B	216	8,230
Walt Disney Co.	87	8,079
Yahoo! Inc.(a)	187	8,060
		271,731

Consumer, Cyclical: 14.41%
Advance Auto Parts, Inc.	53	7,903
Alaska Air Group, Inc.	117	7,706
American Airlines Group, Inc.	209	7,651
AutoNation, Inc.(a)	170	8,281
AutoZone, Inc.(a)	11	8,452
Bed Bath & Beyond, Inc.	185	7,975
Best Buy Co., Inc.	218	8,323
BorgWarner, Inc.	235	8,267
CarMax, Inc.(a)	146	7,789
Carnival Corp.	181	8,836
Chipotle Mexican Grill, Inc.(a)	19	8,046
Coach, Inc.	220	8,043
Costco Wholesale Corp.	53	8,083
CVS Health Corp.	88	7,831
Darden Restaurants, Inc.	131	8,033
Delphi Automotive PLC	118	8,416
Delta Air Lines, Inc.	213	8,384
Dollar General Corp.	114	7,979
Dollar Tree, Inc.(a)	98	7,735
DR Horton, Inc.	266	8,033
Fastenal Co.	198	8,272
Foot Locker, Inc.	124	8,397
Ford Motor Co.	649	7,833
Gap, Inc.	344	7,651
General Motors Co.	264	8,387
Genuine Parts Co.	83	8,337
Goodyear Tire & Rubber Co.	266	8,592
Hanesbrands, Inc.	313	7,903
Harley-Davidson, Inc.	159	8,362
Harman International Industries, Inc.	99	8,361
Hasbro, Inc.	101	8,012
Home Depot, Inc.	63	8,107
Kohl's Corp.	187	8,181
L Brands, Inc.	113	7,997
Leggett & Platt, Inc.	163	7,430
Lennar Corp., Class A	178	7,537
LKQ Corp.(a)	230	8,156
See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	5

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
Consumer, Cyclical (continued)
Lowe's Cos., Inc.	112	$8,088
Macy's, Inc.	227	8,410
Marriott International, Inc., Class A	206	13,897
Mattel, Inc.	253	7,661
McDonald's Corp.	70	8,075
Michael Kors Holdings, Ltd.(a)	168	7,861
Mohawk Industries, Inc.(a)	39	7,813
Newell Brands, Inc.	160	8,426
NIKE, Inc., Class B	145	7,634
Nordstrom, Inc.	162	8,405
O'Reilly Automotive, Inc.(a)	29	8,123
PACCAR, Inc.	143	8,406
PulteGroup, Inc.	401	8,036
PVH Corp.	75	8,288
Ralph Lauren Corp.	80	8,091
Ross Stores, Inc.	132	8,488
Royal Caribbean Cruises, Ltd.	122	9,144
Signet Jewelers, Ltd.	105	7,826
Southwest Airlines Co.	215	8,361
Staples, Inc.	944	8,071
Starbucks Corp.	148	8,013
Target Corp.	117	8,036
Tiffany & Co.	120	8,716
TJX Cos., Inc.	108	8,076
Tractor Supply Co.	117	7,880
Ulta Salon Cosmetics & Fragrance, Inc.(a)	34	8,091
Under Armour, Inc., Class A(a)	111	4,293
Under Armour, Inc., Class C(a)	111	3,758
United Continental Holdings, Inc.(a)	153	8,028
Urban Outfitters, Inc.(a)	223	7,698
VF Corp.	138	7,735
Walgreens Boots Alliance, Inc.	97	7,820
Wal-Mart Stores, Inc.	114	8,222
Whirlpool Corp.	48	7,784
WW Grainger, Inc.	36	8,094
Wyndham Worldwide Corp.	120	8,080
Wynn Resorts, Ltd.	82	7,988
Yum! Brands, Inc.	92	8,355
		605,052

Consumer, Non-Cyclical: 19.69%
Abbott Laboratories	196	8,289
AbbVie, Inc.	127	8,010
Aetna, Inc.	70	8,081
Alexion Pharmaceuticals, Inc.(a)	64	7,843
Allergan PLC(a)	34	7,831
Altria Group, Inc.	126	7,967
AmerisourceBergen Corp.	94	7,593
Amgen, Inc.	48	8,007
Anthem, Inc.	63	7,895
Archer-Daniels-Midland Co.	191	8,054
Automatic Data Processing, Inc.	93	8,203
	Shares	Value
Consumer, Non-Cyclical (continued)
Avery Dennison Corp.	107	$8,324
Baxter International, Inc.	178	8,473
Becton Dickinson and Co.	47	8,447
Biogen, Inc.(a)	27	8,452
Boston Scientific Corp.(a)	342	8,140
Bristol-Myers Squibb Co.	144	7,764
Brown-Forman Corp., Class B	176	8,349
Campbell Soup Co.	146	7,986
Cardinal Health, Inc.	102	7,925
Celgene Corp.(a)	77	8,049
Centene Corp.(a)	120	8,035
Church & Dwight Co., Inc.	170	8,146
Cigna Corp.	63	8,210
Cintas Corp.	71	7,995
Clorox Co.	65	8,137
Coca-Cola Co.	190	8,041
Colgate-Palmolive Co.	113	8,378
ConAgra Foods, Inc.	186	8,762
Constellation Brands, Inc., Class A	50	8,325
CR Bard, Inc.	38	8,523
Danaher Corp.	104	8,153
DaVita, Inc.(a)	126	8,325
DENTSPLY SIRONA, Inc.	136	8,082
Dr. Pepper Snapple Group, Inc.	89	8,127
Ecolab, Inc.	68	8,277
Edwards Lifesciences Corp.(a)	70	8,439
Eli Lilly & Co.	103	8,267
Endo International PLC(a)	401	8,080
Equifax, Inc.	61	8,209
Estee Lauder Cos., Inc., Class A	92	8,148
Express Scripts Holding Co.(a)	113	7,970
General Mills, Inc.	124	7,921
Gilead Sciences, Inc.	103	8,149
Global Payments, Inc.	109	8,367
H&R Block, Inc.	366	8,473
HCA Holdings, Inc.(a)	106	8,017
Henry Schein, Inc.(a)	51	8,312
Hershey Co.	84	8,030
Hologic, Inc.(a)	216	8,387
Hormel Foods Corp.	223	8,458
Humana, Inc.	46	8,137
Illumina, Inc.(a)	49	8,901
Intuitive Surgical, Inc.(a)	12	8,698
JM Smucker Co.	59	7,997
Johnson & Johnson	68	8,033
Kellogg Co.	104	8,057
Kimberly-Clark Corp.	65	8,199
Kraft Heinz Co.	94	8,414
Kroger Co.	255	7,568
Laboratory Corp. of America Holdings(a)	60	8,249
Mallinckrodt PLC(a)	110	7,676

See Notes to Financial Statements.

6	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical (continued)
McCormick & Co., Inc., Non-Voting Shares	84	$8,393
McKesson Corp.	46	7,671
Mead Johnson Nutrition Co.	104	8,217
Medtronic PLC	95	8,208
Merck & Co., Inc.	129	8,051
Molson Coors Brewing Co., Class B	79	8,674
Mondelez International, Inc., Class A	191	8,385
Monster Beverage Corp.(a)	54	7,928
Moody's Corp.	75	8,121
Mylan NV(a)	202	7,700
Nielsen Holdings PLC	155	8,303
Patterson Cos., Inc.	179	8,223
PayPal Holdings, Inc.(a)	212	8,686
PepsiCo, Inc.	77	8,375
Perrigo Co. PLC	91	8,402
Pfizer, Inc.	236	7,993
Philip Morris International, Inc.	82	7,972
Procter & Gamble Co.	93	8,347
Quanta Services, Inc.(a)	318	8,901
Quest Diagnostics, Inc.	99	8,378
Regeneron Pharmaceuticals, Inc.(a)	21	8,442
Reynolds American, Inc.	171	8,063
Robert Half International, Inc.	216	8,178
S&P Global, Inc.	66	8,353
St. Jude Medical, Inc.	103	8,215
Stryker Corp.	73	8,498
Sysco Corp.	161	7,891
Total System Services, Inc.	164	7,733
Tyson Foods, Inc., Class A	111	8,288
United Rentals, Inc.(a)	103	8,084
UnitedHealth Group, Inc.	60	8,400
Universal Health Services, Inc., Class B	67	8,256
Varian Medical Systems, Inc.(a)	86	8,560
Verisk Analytics, Inc.(a)	98	7,965
Vertex Pharmaceuticals, Inc.(a)	86	7,500
Western Union Co.	387	8,057
Whole Foods Market, Inc.	281	7,966
Zimmer Biomet Holdings, Inc.	64	8,321
Zoetis, Inc.	160	8,322
		826,374

Energy: 7.46%
Anadarko Petroleum Corp.	139	8,807
Apache Corp.	135	8,622
Baker Hughes, Inc.	164	8,277
Cabot Oil & Gas Corp.	308	7,946
Chesapeake Energy Corp.(a)	1,055	6,615
Chevron Corp.	79	8,131
Cimarex Energy Co.	62	8,331
Concho Resources, Inc.(a)	62	8,516
ConocoPhillips	190	8,259
Devon Energy Corp.	185	8,160
	Shares	Value
Energy (continued)
Diamond Offshore Drilling, Inc.	515	$9,069
EOG Resources, Inc.	87	8,414
EQT Corp.	111	8,061
Exxon Mobil Corp.	93	8,117
First Solar, Inc.(a)	217	8,569
FMC Technologies, Inc.(a)	289	8,575
Halliburton Co.	192	8,617
Helmerich & Payne, Inc.	134	9,018
Hess Corp.	161	8,633
Kinder Morgan, Inc.	363	8,396
Marathon Oil Corp.	513	8,111
Marathon Petroleum Corp.	190	7,712
Murphy Oil Corp.	288	8,755
National Oilwell Varco, Inc.	243	8,928
Newfield Exploration Co.(a)	181	7,866
Noble Energy, Inc.	223	7,970
Occidental Petroleum Corp.	106	7,730
ONEOK, Inc.	165	8,479
Phillips 66	103	8,297
Pioneer Natural Resources Co.	45	8,354
Range Resources Corp.	190	7,362
Schlumberger, Ltd.	104	8,179
Southwestern Energy Co.(a)	546	7,557
Spectra Energy Corp.	188	8,037
Tesoro Corp.	102	8,115
Transocean, Ltd.(a)	818	8,720
Valero Energy Corp.	146	7,738
Williams Cos., Inc.	268	8,236
		313,279

Financials: 17.94%
Affiliated Managers Group, Inc.(a)	56	8,103
Aflac, Inc.	111	7,978
Alliance Data Systems Corp.(a)	39	8,367
Allstate Corp.	118	8,163
American Express Co.	123	7,877
American International Group, Inc.	137	8,130
American Tower Corp., REIT	73	8,273
Ameriprise Financial, Inc.	81	8,081
Aon PLC	74	8,324
Apartment Investment & Management Co., REIT, Class A	183	8,402
Arthur J Gallagher & Co.	163	8,292
Assurant, Inc.	90	8,303
AvalonBay Communities, Inc., REIT	47	8,358
Bank of America Corp.	511	7,997
Bank of New York Mellon Corp.	196	7,816
BB&T Corp.	210	7,921
Berkshire Hathaway, Inc., Class B(a)	55	7,946
BlackRock, Inc.	22	7,974
Boston Properties, Inc., REIT	59	8,041
Capital One Financial Corp.	112	8,045
CBRE Group, Inc., Class A(a)	288	8,058

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	7

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
Financials (continued)
Charles Schwab Corp.	262	$8,271
Chubb, Ltd.	65	8,167
Cincinnati Financial Corp.	106	7,995
Citigroup, Inc.	170	8,029
Citizens Financial Group, Inc.	324	8,006
CME Group, Inc.	76	7,944
Comerica, Inc.	174	8,234
Crown Castle International Corp., REIT	86	8,102
Digital Realty Trust, Inc., REIT	84	8,158
Discover Financial Services	137	7,747
E*Trade Financial Corp.(a)	303	8,823
Equinix, Inc., REIT	22	7,926
Equity Residential, REIT	128	8,234
Essex Property Trust, Inc., REIT	37	8,240
Extra Space Storage, Inc., REIT	101	8,020
Federal Realty Investment Trust, REIT	52	8,004
Fifth Third Bancorp	403	8,245
Franklin Resources, Inc.	226	8,039
General Growth Properties, Inc., REIT	286	7,894
Goldman Sachs Group, Inc.	48	7,741
Hartford Financial Services Group, Inc.	196	8,393
HCP, Inc., REIT	211	8,007
Host Hotels & Resorts, Inc., REIT	496	7,723
Huntington Bancshares, Inc.	815	8,036
Intercontinental Exchange, Inc.	28	7,542
Invesco, Ltd.	261	8,161
Iron Mountain, Inc., REIT	221	8,294
JPMorgan Chase & Co.	121	8,057
KeyCorp	656	7,984
Kimco Realty Corp., REIT	278	8,048
Legg Mason, Inc.	235	7,868
Leucadia National Corp.	424	8,073
Lincoln National Corp.	171	8,034
Loews Corp.	195	8,024
M&T Bank Corp.	69	8,011
Macerich Co., REIT	100	8,087
Marsh & McLennan Cos., Inc.	122	8,205
MasterCard, Inc., Class A	82	8,345
MetLife, Inc.	183	8,131
Morgan Stanley	254	8,143
NASDAQ, Inc.	117	7,902
Navient Corp.	565	8,176
Northern Trust Corp.	117	7,955
People's United Financial, Inc.	500	7,910
PNC Financial Services Group, Inc.	89	8,018
Principal Financial Group, Inc.	166	8,551
Progressive Corp.	257	8,096
Prologis, Inc., REIT	156	8,352
Prudential Financial, Inc.	102	8,328
Public Storage, REIT	37	8,256
Realty Income Corp., REIT	125	8,366
	Shares	Value
Financials (continued)
Regions Financial Corp.	818	$8,074
Simon Property Group, Inc., REIT	38	7,866
SL Green Realty Corp., REIT	72	7,783
State Street Corp.	115	8,007
SunTrust Banks, Inc.	185	8,103
Synchrony Financial	299	8,372
T Rowe Price Group, Inc.	119	7,914
Torchmark Corp.	125	7,986
Travelers Cos., Inc.	70	8,019
UDR, Inc., REIT	233	8,386
Unum Group	228	8,051
US Bancorp	185	7,935
Ventas, Inc., REIT	117	8,264
Visa, Inc., Class A	99	8,187
Vornado Realty Trust, REIT	81	8,198
Wells Fargo & Co.	165	7,306
Welltower, Inc., REIT	109	8,150
Weyerhaeuser Co., REIT	265	8,464
Willis Towers Watson PLC	66	8,763
XL Group Ltd.	234	7,869
Zions Bancorporation	263	8,158
		753,199

Industrials: 13.51%
3M Co.	46	8,107
Acuity Brands, Inc.	31	8,203
Agilent Technologies, Inc.	179	8,429
Allegion PLC	120	8,269
AMETEK, Inc.	168	8,027
Amphenol Corp., Class A	131	8,505
Ball Corp.	103	8,441
Boeing Co.	63	8,300
Caterpillar, Inc.	100	8,877
CH Robinson Worldwide, Inc.	117	8,244
Corning, Inc.	359	8,490
CSX Corp.	288	8,784
Cummins, Inc.	69	8,842
Deere & Co.	98	8,364
Dover Corp.	116	8,542
Eaton Corp. PLC	126	8,279
Emerson Electric Co.	158	8,613
Expeditors International of Washington, Inc.	159	8,192
FedEx Corp.	50	8,734
FLIR Systems, Inc.	262	8,232
Flowserve Corp.	174	8,394
Fluor Corp.	163	8,365
Fortive Corp.	159	8,093
Fortune Brands Home & Security, Inc.	137	7,960
Garmin, Ltd.	169	8,131
General Dynamics Corp.	54	8,379
General Electric Co.	267	7,909
Harris Corp.	88	8,062

See Notes to Financial Statements.

8	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
Industrials (continued)
Honeywell International, Inc.	72	$8,394
Illinois Tool Works, Inc.	69	8,269
Ingersoll-Rand PLC	127	8,628
Jacobs Engineering Group, Inc.(a)	160	8,275
JB Hunt Transport Services, Inc.	103	8,357
Johnson Controls International plc	175	8,145
Kansas City Southern	86	8,026
L-3 Communications Holdings, Inc.	55	8,290
Lockheed Martin Corp.	34	8,150
Martin Marietta Materials, Inc.	46	8,239
Masco Corp.	242	8,303
Mettler-Toledo International, Inc.(a)	21	8,816
Norfolk Southern Corp.	89	8,638
Northrop Grumman Corp.	38	8,130
Owens-Illinois, Inc.(a)	462	8,496
Parker-Hannifin Corp.	67	8,410
Pentair PLC	134	8,608
PerkinElmer, Inc.	152	8,529
Raytheon Co.	59	8,032
Republic Services, Inc.	162	8,173
Rockwell Automation, Inc.	71	8,686
Rockwell Collins, Inc.	99	8,350
Roper Technologies, Inc.	46	8,394
Ryder System, Inc.	124	8,178
Sealed Air Corp.	177	8,110
Snap-on, Inc.	54	8,206
Stanley Black & Decker, Inc.	67	8,240
Stericycle, Inc.(a)	98	7,854
TE Connectivity, Ltd.	132	8,498
Textron, Inc.	202	8,029
Thermo Fisher Scientific, Inc.	56	8,907
TransDigm Group, Inc.(a)	28	8,095
Union Pacific Corp.	87	8,485
United Parcel Service, Inc., Class B	75	8,202
United Technologies Corp.	78	7,925
Vulcan Materials Co.	75	8,530
Waste Management, Inc.	128	8,161
Waters Corp.(a)	53	8,400
WestRock Co.	173	8,387
Xylem, Inc.	165	8,654
		566,966

Technology: 9.02%
Accenture PLC, Class A	73	8,918
Activision Blizzard, Inc.	190	8,417
Adobe Systems, Inc.(a)	81	8,792
Akamai Technologies, Inc.(a)	153	8,107
Analog Devices, Inc.	135	8,701
Apple, Inc.	78	8,818
Applied Materials, Inc.	279	8,412
Autodesk, Inc.(a)	120	8,680
Broadcom, Ltd.	50	8,626
CA, Inc.	243	8,038
	Shares	Value
Technology (continued)
Cerner Corp.(a)	129	$7,966
Citrix Systems, Inc.(a)	97	8,266
Cognizant Technology Solutions Corp., Class A(a)	146	6,966
CSRA, Inc.	307	8,258
Dun & Bradstreet Corp.	60	8,197
Electronic Arts, Inc.(a)	101	8,625
Fidelity National Information Services, Inc.	104	8,011
Fiserv, Inc.(a)	80	7,958
Hewlett Packard Enterprise Co.	384	8,736
HP, Inc.	571	8,868
Intel Corp.	227	8,569
International Business Machines Corp.	52	8,260
Intuit, Inc.	74	8,141
KLA-Tencor Corp.	116	8,086
Lam Research Corp.	88	8,335
Linear Technology Corp.	139	8,241
Microchip Technology, Inc.	137	8,513
Micron Technology, Inc.(a)	478	8,499
Microsoft Corp.	143	8,237
NetApp, Inc.	235	8,418
NVIDIA Corp.	135	9,250
Oracle Corp.	201	7,895
Paychex, Inc.	136	7,870
Pitney Bowes, Inc.	452	8,208
Qorvo, Inc.(a)	153	8,528
QUALCOMM, Inc.	133	9,111
Red Hat, Inc.(a)	111	8,972
salesforce.com, Inc.(a)	108	7,704
Seagate Technology PLC	223	8,597
Skyworks Solutions, Inc.	120	9,137
Teradata Corp.(a)	270	8,370
Texas Instruments, Inc.	121	8,492
Western Digital Corp.	156	9,121
Xerox Corp.	838	8,489
Xilinx, Inc.	154	8,368
		378,771

Utilities: 5.46%
AES Corp.	652	8,378
Alliant Energy Corp.	216	8,275
Ameren Corp.	167	8,213
American Electric Power Co., Inc.	126	8,090
American Water Works Co., Inc.	111	8,307
CenterPoint Energy, Inc.	356	8,270
CMS Energy Corp.	195	8,192
Consolidated Edison, Inc.	110	8,283
Dominion Resources, Inc.	111	8,244
DTE Energy Co.	88	8,243
Duke Energy Corp.	103	8,244
Edison International	113	8,164

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	9

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
Utilities (continued)
Entergy Corp.	104	$7,980
Eversource Energy	151	8,181
Exelon Corp.	241	8,023
FirstEnergy Corp.	246	8,138
NextEra Energy, Inc.	67	8,195
NiSource, Inc.	344	8,294
NRG Energy, Inc.	693	7,769
PG&E Corp.	132	8,074
Pinnacle West Capital Corp.	109	8,283
PPL Corp.	239	8,262
Public Service Enterprise Group, Inc.	195	8,165
SCANA Corp.	116	8,395
Sempra Energy	78	8,361
Southern Co.	158	8,105
WEC Energy Group, Inc.	136	8,144
Xcel Energy, Inc.	197	8,105
		229,377

Total Common Stocks (Cost $4,197,441)		4,100,491

SHORT TERM INVESTMENTS: 2.24%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.27% 7-day yield)	93,837	93,837

Total Short Term Investments (Cost $93,837)		93,837

Total Investments: 99.91% (Cost $4,291,278)		4,194,328

Other Assets In Excess Of Liabilities: 0.09%		3,853

Net Assets: 100.00%		$4,198,181

(a)	Non-income producing security.

See Notes to Financial Statements.

10	www.Index.world

Index Funds S&P 500 Equal Weight	Statement of Assets and Liabilities

September 30, 2016 (Unaudited)

ASSETS:
Investments, at value	$4,194,328
Receivable for shares sold	1,000
Receivable due from adviser	28,657
Interest and dividends receivable	5,083
Prepaid expenses and other assets	27,553
Total Assets	4,256,621
LIABILITIES:
Investment advisory fees payable	819
Payable to fund accounting and administration	22,052
Payable for trustee fees and expenses	40
Payable for transfer agency fees	5,299
Payable for chief compliance officer fee	3,357
Payable for professional fees	18,233
Accrued expenses and other liabilities	8,640
Total Liabilities	58,440
NET ASSETS	$4,198,181
NET ASSETS CONSIST OF:
Paid-in capital	$4,148,804
Accumulated net investment income	42,690
Accumulated net realized gain on investments	103,637
Net unrealized depreciation on investments	(96,950)
NET ASSETS	$4,198,181
INVESTMENTS, AT COST	$4,291,278
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$25.70
Net Assets	$4,198,181
Shares of beneficial interest outstanding, without par value	163,358

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	11

Index Funds S&P 500 Equal Weight	Statement of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$32,655
Total Investment Income	32,655

EXPENSES:
Investment advisory fee (Note 3)	3,944
Administration fee	90,447
Custodian fee	2,382
Audit and tax fees	8,302
Legal fees	19,411
Transfer agent fee	19,914
Trustee fees and expenses	16
Registration fees	14,897
Printing fees	3,573
Chief compliance officer fee	10,024
Other	12,378
Total expenses before waiver	185,288
Less fees waived/reimbursed by investment adviser (Note 3)	(180,544)
Total Net Expenses	4,744
NET INVESTMENT INCOME:	27,911

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	81,282
Net change in unrealized appreciation on investments	86,642
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	167,924
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,835

See Notes to Financial Statements.

12	www.Index.world

Index Funds S&P 500 Equal Weight	Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2016 (Unaudited)	For the Period May 1, 2015(Commencement of Operations) to March 31, 2016
OPERATIONS:
Net investment income	$27,911	$49,602
Net realized gain on investments	81,282	77,263
Net change in unrealized appreciation/(depreciation) on investments	86,642	(183,592)
Net increase/(decrease) in net assets resulting from operations	195,835	(56,727)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(34,953)
From net realized gains on investments	–	(54,908)
Net decrease in net assets from distributions	–	(89,861)
SHARE TRANSACTIONS:
Proceeds from sale of shares	1,426,919	3,683,435
Issued to shareholders in reinvestment of distributions	–	89,861
Cost of shares redeemed	(498,691)	(552,690)
Redemption fees	100	–
Net increase from share transactions	928,328	3,220,606
Net increase in net assets	$1,124,163	$3,074,018
NET ASSETS:
Beginning of period	3,074,018	0
End of period (including accumulated net investment income of $42,690 and $14,779)	$4,198,181	$3,074,018

Other Information:
SHARE TRANSACTIONS:
Sold	55,608	147,123
Distributions reinvested	–	3,875
Redeemed	(20,286)	(22,962)
Net increase in shares outstanding	35,322	128,036

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2016	13

Index Funds S&P 500 Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2016 (Unaudited)		For the Period May 1, 2015(Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$24.01		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.44
Net realized and unrealized gain/(loss)	1.47		(0.71)
Total from investment operations	1.69		(0.27)

DISTRIBUTIONS:
From net investment income	–		(0.28)
From net realized gains	–		(0.44)
Total distributions	–		(0.72)

Net increase/(decrease) in net asset value	1.69		(0.99)
Net asset value, end of period	$25.70		$24.01

TOTAL RETURN	7.04	%(b)	(1.00	)%(b)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,198		$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	11.72	%(c)	13.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.30	%(c)	0.30	%(c)
Ratio of net investment income to average net assets	1.76	%(c)	2.02	%(c)

PORTFOLIO TURNOVER RATE	27	%(b)	81	%(b)

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

14	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2016 (Unaudited)

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains and losses from investment transactions are determined using the identified cost basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security  exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of September 30, 2016 there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Semi-Annual Report | September 30, 2016	15

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2016 (Unaudited)

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type  of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2016:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$4,100,491	$–	$–	$4,100,491
Short Term Investments	93,837	–	–	93,837
TOTAL	$4,194,328	$–	$–	$4,194,328

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2016.

For the period ended September 30, 2016, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses
The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the period ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2016. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes.

16	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2016 (Unaudited)

3.  ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.30% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2017. This agreement  may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2016, reimbursements that may potentially be made by the Fund to the Adviser total $323,356. These reimbursements expire March 31, 2019.

Fund Accounting Fees and Expenses
ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the six months ended September 30, 2016 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the six months ended September 30, 2016 are disclosed in the Statement of Operations.

Compliance Services
ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the six months ended September 30, 2016 are disclosed in the  Statement of Operations.

Distributor
The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees paid by the Fund for the six months ended September 30, 2016 are disclosed in the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2016.

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500 Equal Weight	$1,697,102	$858,642

Semi-Annual Report | September 30, 2016	17

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2016 (Unaudited)
5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the period ended March 31, 2016, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500 Equal Weight	$89,396	$465

As of September 30, 2016, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$185,345	$(296,429)	$(111,084)	$4,305,412

The difference between book basis and tax basis is primarily attributable to wash sales.

6. BENEFICIAL OWNERSHIP

At September 30, 2016, two shareholders are each record owner of 25% or more of the Fund’s shares.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

18	www.Index.world

Index Funds S&P 500 Equal Weight	Additional Information

September 30, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) through a link, available on the Adviser’s website at www.index.world, to the Fund’s publicly filed proxy information (2) by calling the Fund at 1-844-464-6339; and (3) on the SEC's website at www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549- 0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

Semi-Annual Report | September 30, 2016	19

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 8, 2016

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	December 8, 2016